Deposits	12 Months Ended
Dec. 31, 2016
DEPOSITS.
DEPOSITS

10. DEPOSITS

Scheduled maturities of certificates and other time deposits for the next five years were as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

2017	$863,876	$776,368
2018	263,958	323,832
2019	156,824	132,087
2020	67,739	62,288
2021	13,052	58,189
Total	$1,365,449	$1,352,764

Certificates and other time deposits that meet or exceed the FDIC Insurance limit of $250,000 at year-end 2016 and 2015 were $490.7 million and $532.6 million.

The Company had $97.9 million and $93.6 million in brokered time deposits, at December 31, 2016 and 2015, respectively.  Brokered deposits represented 2.9% and 3.0% of total deposits at December 31, 2016 and 2015, respectively.  The Company utilizes brokered deposits to enhance liquidity.

There are no major concentrations of deposits with any one depositor.